Convertible Debentures - Warrants - Black Scholes options pricing model (Details)	Dec. 29, 2023 $ / shares	May 23, 2023	Oct. 21, 2022 $ / shares	Jun. 30, 2024 $ / shares
Stock options
Reverse share split		0.03
Share price				$ 2.77
Warrant
Stock options
Exercise price (in dollars per share)	$ 15		$ 1.2
Term of the options	10 years		7 years
Share price	$ 4.15		$ 0.27
Volatility (as a percent)	175.00%		109.00%
Risk-free interest rate (as a percent)	1.72%		1.52%